Notes receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Notes receivable	¥ 171,926	$ 23,658	¥ 54,634
Asset Pledged as Collateral
Financial Instruments Owned and Pledged as Collateral [Line Items]
Notes receivable	¥ 16		¥ 6,603